EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2013
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

23.                     EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (loss) per share for each of the periods presented is calculated as follows:

	For the Year Ended December 31,
	2011	2012	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Numerator:
Net loss from continuing operations	(11,514)	(16,991)	(34,229)	(5,654)
Income from discontinued operations	31,977	—	—	—

Net income (loss) attributable to ordinary shareholders:	20,463	(16,991)	(34,229)	(5,654)

Denominator:
Number of shares outstanding, opening	385,843,484	364,813,932	362,102,972	362,102,972
Weighted average number of shares issued	3,063,940	136,676	813,568	813,568
Weighted average number of shares repurchased	(6,922,907)	(1,169,733)	—	—
Weighted-average number of shares outstanding – Basic	381,984,517	363,780,875	362,916,540	362,916,540
Weighted-average number of shares outstanding – Diluted	381,984,517	363,780,875	362,916,540	362,916,540

Earnings (loss) per share-Basic
- Net loss from continuing operations	(0.03)	(0.05)	(0.09)	(0.01)
- Income from discontinued operations:	0.08	—	—	—
	0.05	(0.05)	(0.09)	(0.01)
Earnings (loss) per share-Diluted
- Net loss from continuing operations	(0.03)	(0.05)	(0.09)	(0.01)
-Income from discontinued operations:	0.08	—	—	—
	0.05	(0.05)	(0.09)	(0.01)

The effects of share options have been excluded from the computation of diluted loss per share for the years ended December 31, 2011, 2012 and 2013 as their effects would be anti-dilutive.

During 2011, the Company issued 20,000,000 ordinary shares to its share depositary bank which will be used to settle stock option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company. As of December 31, 2013, 1,084,224 ordinary shares have not been used in the settlement of stock option awards.